Item G.1.b.iv.  Information called for by Item 405 of Regulation S-K:

Delinquent Section 16(a) Reports

Section 16(a) of the 1934 Act and Section 30(h) of the 1940 Act, as applied to the Fund, require the Fund’s officers and Directors, certain officers and directors of any investment adviser of the Fund, and persons who beneficially own more than 10% of the Funds’ outstanding securities (collectively, the “Reporting Persons”) to electronically file reports of ownership of the Fund’s securities and changes in such ownership with the SEC and the NYSE.

Based solely on the Fund’s review of such forms filed on EDGAR or written representations from Reporting Persons that all reportable transactions were reported, to the knowledge of the Fund, during the fiscal year ended December 31, 2025, the Fund’s Reporting Persons timely filed all reports they were required to file under Section 16(a), except that a late Form 4 filing was submitted for Steven Rappoport, a Director of the Fund, with respect to the sale of Fund shares to issuer pursuant to issuer tender offer exempt under Rule 16b-3.